TRANSAMERICA SERIES TRUST

Supplement to the Currently Effective Prospectus, Summary Prospectus and Statement of Additional Information

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Transamerica Aegon U.S. Government Securities VP

The following information replaces the corresponding information in the Prospectus and Summary Prospectus for Transamerica Aegon U.S. Government Securities VP under the section entitled “Management”:

Management: Investment Manager: Transamerica Asset Management, Inc. Sub-Adviser: Aegon USA Investment Management, LLC Portfolio Managers:
Tyler A. Knight, CFA	Portfolio Manager	since May 2014
Sivakumar N. Rajan	Portfolio Manager	since April 2021
Andy Raver	Portfolio Manager	since December 2023

The following information replaces the corresponding information in the Prospectus for Transamerica Aegon U.S. Government Securities VP under the section entitled “Shareholder Information – Portfolio Manager(s)”:

Name	Sub-Adviser	Positions Over Past Five Years
Tyler A. Knight, CFA	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2014; Portfolio Manager with Aegon USA Investment Management, LLC since 2008; Head of US Public Structured Finance since 2018
Sivakumar N. Rajan	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2021; Portfolio Manager with Aegon USA Investment Management, LLC since 2015
Andy Raver	Aegon USA Investment Management, LLC	Portfolio Manager of the portfolio since 2023; Employed with Aegon USA Investment Management, LLC since 2019

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The following information replaces the corresponding information in the Statement of Additional Information under the section in Appendix B entitled “Portfolio Managers – Aegon USA Investment Management, LLC. (“AUIM”)”:

Transamerica Aegon U.S. Government Securities VP

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number	Assets Managed	Number	Assets Managed	Number	Assets Managed
Tyler A. Knight, CFA	9	$11.46 billion	5	$636 million	15	$7.65 billion
Sivakumar N. Rajan	0	$0	1	$71 million	1	$1 million
Andy Raver	0	$0	5	$2.47 billion	13	$1.41 billion
Fee Based Accounts (The number of accounts and the total assets in the accounts managed by each portfolio manager with respect to which the advisory fee is based on the performance of the account.)
Tyler A. Knight, CFA	0	$0	0	$0	0	$0
Sivakumar N. Rajan	0	$0	0	$0	0	$0
Andy Raver	0	$0	0	$0	0	$0

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Investors Should Retain this Supplement for Future Reference

September 13, 2024